Other Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Liabilities

6. Other Liabilities

Other accrued expenses consist of the following:

	December 31,
	2019	2018
(in thousands)
Operating lease liability	$34,072	$—
Contingent consideration	24,502	46,191
Client refunds related to the Take 5 Matter	14,946	18,709
Payable related to settlement of contingent consideration	9,385	—
Employee insurance reserves	9,418	9,477
Client deposits	8,674	14,106
Rebates due to retailers	6,979	7,634
Taxes	6,342	8,130
Holdbacks	2,630	3,174
Restructuring charges	2,615	6,024
Interest rate cap and accrued interest payable	1,520	3,703
Other accrued expenses	7,752	9,876

Total other accrued expenses	$128,835	$127,024

Other long-term liabilities consist of the following:

	December 31,
	2019	2018
(in thousands)
Operating lease liability	$84,902	$—
Contingent consideration	23,147	39,786
Workers’ compensation and other insurance reserves	29,718	37,705
Interest rate cap	2,294	1,160
Holdbacks	926	850
Taxes	525	8,129
Deferred rent	—	8,966
Other long-term liabilities	4,785	7,264

Total other long-term liabilities	$146,297	$103,860

Under the workers’ compensation programs, the estimated liability for claims incurred but unpaid at December 31, 2019 and 2018 was $55.9 million and $58.7 million, respectively. These amounts include reported claims as well as claims incurred but not reported. As of December 31, 2019, $26.2 million and $29.7 million of this liability was included in the “Accrued compensation and benefits” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively. As of December 31, 2018, $21.0 million and $37.7 million of this liability was included in the “Accrued compensation and benefits” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively. In connection with its deductible limits, the Company has standby letters-of-credit as of December 31, 2019 and 2018 in the amount of $63.5 million and $44.0 million, respectively, and a $0.5 million surety bond as of December 31, 2019 supporting the estimated unpaid claim liabilities.

Contingent Consideration Liabilities

Each reporting period, the Company measures the fair value of its contingent liabilities by evaluating the significant unobservable inputs and probability weightings using Monte Carlo simulations. Any resulting decreases or increases in the fair value result in a corresponding gain or loss reported in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income. The Company has reassessed the fair value of contingent consideration, noting that as of December 31, 2019, projected EBITDA related to acquisitions, which was anticipated to contribute to measurement period EBITDA, was higher than expected. This reassessment resulted in a fair value adjustment of a $2.3 million loss that was included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income. The remaining change in fair value for the year ended December 31, 2019 was due to present value accretion that was included in “Interest expense, net” in the Consolidated Statements of Comprehensive (Loss) Income. As of December 31, 2019, the maximum potential payment outcomes were $286.2 million.

The Company issued an unsecured loan note of $9.4 million during 2019 to settle contingent consideration related to a 2016 digital marketing technology acquisition, which is included in “Other accrued expenses” in the Consolidated Balance Sheets. The unsecured loan note bears no interest and matures and was fully repaid on January 6, 2020.

The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

	Year Ended December 31,
(in thousands)	2019	2018
Beginning of the period	$85,977	$155,940
Fair value of acquisitions	2,519	18,653
Payments	(37,100)	(40,292)
Note issuance for settlement	(9,385)	—
Changes in fair value	6,064	(45,662)
Foreign exchange translation effects	(426)	(2,662)

End of the period	$47,649	$85,977